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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004
             Check here if Amendment [ ]; Amendment Number: ________

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holding entries

              Institutional Investment Manager Filing this Report:

Name:      Stark Asia Management, LLC
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:
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

/s/  Colin M. Lancaster                     St. Francis, Wisconsin              November 15, 2004
---------------------------         -----------------------------------         -----------------
         (Signature)                                 (City, State)                         (Date)
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The institutional investment manager filing this report is a successor to Staro
Asset Management, L.L.C. (file No. 28-5806).

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None




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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:      0
                                         -------------------
 Form 13F Information Table Entry Total: 1
                                         -------------------
 Form 13F Information Table Value Total: $1,493
                                         -------------------
                                            (thousands)

 List of Other Included Managers:        None


                          FORM 13F INFORMATION TABLE
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
          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CUSIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd/HK        Debt      16941MAA7    $1,493       1,500   PRN             Sole                       X

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